Note 25 - Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of assets and liabilities classified as held for sale [text block]
Assets of disposal group held for sale

Accounts receivable	$946,944
Prepaids and other current assets	2,792,750
Inventories	436,833
Equipment	9,123,459
Intangible assets	106,873
Goodwill	6,630,544

Assets of disposal group held for sale	$20,037,403

Disposal group liabilities

Accounts payable and accrued liabilities	$2,558,805
Deferred liabilities	709,501

Disposal group liabilities	$3,268,306